Fair Value Measurements	12 Months Ended
Mar. 31, 2017
Fair Value Measurements [Abstract]
Fair Value Disclosures Text Block
9. Fair Value of Financial Instruments

The carrying amount and estimated fair values of the Company's debt are summarized as follows:

	2017		2016
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Long-term debt, including
current portion	$332,633	$332,926	$315,539	$315,478

Capital leases, including
current portion	$39,033	$37,505	$5,231	$5,076

The estimated fair value for long-term debt and capital leases is determined by the quoted market prices for similar debt (comparable to the Company’s financial strength) or current rates offered to the Company for debt with the same maturities which is Level 2 from the fair value hierarchy. Since quoted prices for identical instruments in active markets are not available (Level 1), the Company makes use of observable market based inputs to calculate fair value, which is Level 2.